Summary of significant accounting policies - Additional information (Details) ¥ in Millions		6 Months Ended		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2021 USD ($) ¥ / $	Mar. 31, 2020 USD ($) ¥ / $	Sep. 30, 2020 USD ($) ¥ / $	Sep. 30, 2019 USD ($)	Jun. 15, 2021 USD ($)	Mar. 31, 2021 CNY (¥) ¥ / $	Mar. 31, 2021 USD ($) ¥ / $	Dec. 31, 2020 USD ($)	Oct. 01, 2019 USD ($)
Accounting Policies [Line Items]
Sales		$ 2,551,503	$ 2,004,174
Operating expenses		2,528,720	1,996,513
Net income (loss)		22,783	7,661
Restricted cash				$ 1,617,000				$ 1,678,928	$ 1,617,000
Restricted cash utilized						$ 1,678,928
Cash, FDIC insured amount							¥ 0.5	70,550
Allowance for doubtful accounts				194,118				445,485
Inventory reserve				19,761				1,370
Allowance for doubtful debts relating to advances to suppliers		176,516		723,655
Impairment of long-lived assets		$ 0	$ 0
Contract liabilities, current				31,809				33,649
Cash maintained with People's Republic of China				2,165,151				18,792,154
Cash equivalents							¥ 0.5	70,550
Practical expedient to use hindsight [true false]		false
Operating lease liabilities								722,665		$ 300,000
ROU assets				$ 823,038				$ 737,222		$ 300,000
Exchange rates (per RMB1) | ¥ / $				0.1470			0.1526	0.1526
Average exchange rates | ¥ / $		0.1529	0.1426
Applicable VAT rate		13% or 17%
Tax Rate	9% or 13%	12% or 16%
Uncertain tax positions				$ 0	$ 0
Shipping and handling
Accounting Policies [Line Items]
Shipping and handling expenses		$ 146,366	$ 79,302